                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FSI Group, LLC
Address: 441 Vine Street
         Suite 1300
         Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Stein
Title: President
Phone: (513) 746-2200

Signature, Place, and Date of Signing:


/s/ John M. Stein                 Mt. Pleasant, North Carolina   August 13, 2009
-------------------------------   ----------------------------   ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-
Form 13F Information Table Entry Total:         40
Form 13F Information Table Value Total: $  107,556
                                        (thousands)

List of Other Included Managers: None

          COLUMN 1            COLUMN 2       COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6 COLUMN 7        COLUMN 8
--------------------------- --------------- --------- -------- ------------------ -------- -------- ---------------------
                                Title of                FMV              SH\ PUT\    Inv.
Name of Issuer                   Class        CUSIP   (000's)  SH or PRN PRN CAL   Discr.  Oth Mgrs    Sole   Shared None
--------------              --------------- --------- -------- --------- --- ---- -------- -------- --------- ------ ----
BANK OF AMERICA CORP        COM             060505104  $9,240    700,000 SH       Sole                700,000
BCSB BANCORP                COM             055367106  $1,401    173,498 SH       Sole                173,498
CITIZENS REPUBLIC BANCORP   COM             174420109  $1,065  1,500,000 SH       Sole              1,500,000
CITIZENS COMMUNITY BANCORP  COM             174903104  $  327     61,663 SH       Sole                 61,663
CME GROUP                   COM             12572Q105  $3,111     10,000 SH       Sole                 10,000
CAPITALSOURCE INC           COM             14055X102  $1,464    300,000 SH       Sole                300,000
E TRADE FINANCIAL           COM             269246104  $  258    200,000 SH       Sole                200,000
FLAGSTAR BANCORP            COM             337930101  $1,053  1,548,874 SH       Sole              1,548,874
FIRST FRANKLIN CORP         COM             320272107  $  262     40,274 SH       Sole                 40,274
FIRST NIAGARA FINANCIAL     COM             33582V108  $1,713    150,000 SH       Sole                150,000
FIFTH THIRD BANCORP         COM             316773100  $9,825  1,383,808 SH       Sole              1,383,808
FOREST CITY ENTERPRISE      CLA             345550107  $1,320    200,000 SH       Sole                200,000
GUARANTY FINANCIAL GROUP    COM             40108N106  $  246  1,295,209 SH       Sole              1,295,209
HARTFORD FINANCIAL SERVICES COM             416515104  $3,264    275,000 SH       Sole                275,000
LINCOLN NATIONAL            COM             534187109  $5,163    300,000 SH       Sole                300,000
LEUCADIA NATIONAL CO        COM             527288104  $2,233    105,900 SH       Sole                105,900
NYSE GROUP                  COM             629491101  $2,725    100,000 SH       Sole                100,000
PATRIOT NATIONAL BANCORP    COM             70336F104  $  150     52,763 SH       Sole                 52,763
STANDARD PACIFIC CORP       COM             85375C101  $  508    250,000 SH       Sole                250,000
MF GLOBAL LTD               SHS             G60642108  $2,194    370,000 SH       Sole                370,000
PLUM CREEK TIMBER           COM             729251108  $2,234     75,000 SH       Sole                 75,000
PRINCIPAL FINANCIAL         COM             74251V102  $4,710    250,000 SH       Sole                250,000
PROTECTIVE LIFE CORP        COM             743674103  $3,260    285,000 SH       Sole                285,000
PRUDENTIAL FINANCIAL        COM             744320102  $4,839    130,000 SH       Sole                130,000
REGIONS FINANCIAL           COM             7591EP100  $9,898  2,449,905 SH       Sole              2,449,905
RAYMOND JAMES FINANCIAL     COM             754730109  $3,442    200,000 SH       Sole                200,000
SEACOAST BANKING CORP.      COM             811707306  $  367    150,830 SH       Sole                150,830
SOUTH FINANCIAL GROUP       COM             837841105  $1,785  1,500,000 SH       Sole              1,500,000
WELLS FARGO                 PERP PFD CNV A  949746804  $3,925      5,000 SH       Sole                  5,000
TIDELANDS BANCSHARES        COM             886374107  $  870    300,000 SH       Sole                300,000
GREAT FLORIDA CLASS A       CLA             390528107  $1,842  1,103,000 SH       Sole              1,103,000
FIRST KEYSTONE FINANCIAL    COM             320655103  $2,049    221,515 SH       Sole                221,515
MAIDEN HOLDINGS LTD         SHS             G5753U112  $7,872  1,200,000 SH       Sole              1,200,000
MACKINAC FINANCIAL CORP     COM             554571109  $1,530    340,000 SH       Sole                340,000
PEOPLES COMMUNITY           COM             71086E107  $  346    432,183 SH       Sole                432,183
JMP GROUP INC               COM             46629U107  $1,025    133,333 SH       Sole                133,333
AMERISERV FINANCIAL INC     COM             03074A102  $3,904  2,110,000 SH       Sole              2,110,000
COMMONWEALTH BANCSHARES     COM             202736104  $2,372    463,235 SH       Sole                463,235
COMMUNITY BANKERS TRUST     COM             203612106  $2,102    568,000 SH       Sole                568,000
SOUTHERN NATIONAL BANCORP   COM             843395104  $1,664    202,950 SH       Sole                202,950